ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY(Tables)	12 Months Ended
Dec. 31, 2017
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY [Abstract]
Condensed Balance Sheet
Condensed Balance Sheets

In millions of $	Note	As of December 31, 2016	As of December 31, 2017

Assets
Current assets:
Cash and cash equivalents		2.5	7.0
Other current assets		1.8	1.6
Amount due from subsidiaries	b	314.6	448.1

Total current assets		318.9	456.7

Non-current assets:
Intangible assets		0.3	0.3
Investments in subsidiaries	a	629.9	598.5
Other long-term assets		0.2	-

Total non-current assets		630.4	598.8

Total assets		949.3	1,055.5

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses and other payables		3.4	2.2
Amount due to subsidiaries	b	230.7	277.1
Long term borrowing - current portion	c	87.0	119.8
Total current liabilities		321.1	399.1

Non-current liabilities:
Long-term borrowings	c	120.0	86.9
Notes payable		100.0	99.5
Total non-current liabilities		220.0	186.4

Total liabilities		541.1	585.5

Redeemable ordinary shares (par value $0.0001 per share; 20,062,348 and nil issued and outstanding at December 31, 2016 and December 31, 2017, respectively)		-	-

Shareholders’ equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,161,175,592 and 4,162,556,067 shares issued and outstanding at December 31, 2016 and December 31, 2017, respectively)		0.4	0.4
Additional paid-in capital		431.7	432.2
Accumulated earnings deficit		107.3	65.7
Accumulated other comprehensive loss		(131.2)	(28.3)
Total shareholders’ equity		408.2	470.0

Total liabilities, redeemable ordinary shares and shareholders’ equity		949.3	1,055.5

Condensed Statement of Comprehensive Income (Loss)
Condensed Statements of Comprehensive Income

In millions of $	For the year ended December 31, 2016	For the year ended December 31, 2017

Net revenues	-	-
Cost of revenues	0.2	0.1

Gross loss	(0.2)	(0.1)

Operating expenses	2.2	0.8

Operating loss	(2.4)	(0.9)

Share of income (loss) from subsidiaries	140.3	(34.4)
Interest expenses - net	(4.3)	(3.9)
Other income - net	2.1	0.2
Exchange loss	(7.8)	(2.6)

Income (loss) before income taxes	127.9	(41.6)

Income tax expenses	0.4	-

Net income (loss)	127.5	(41.6)

Other comprehensive income (loss), net of tax
Share of other comprehensive income (loss) from subsidiaries	(60.1)	102.9

Comprehensive income	67.4	61.3

Condensed Statement of Cash Flows
Condensed Statements of Cash Flows

In millions of $	For the year ended December 31, 2016	For the year ended December 31, 2017

Net cash used in operating activities	(7.9)	(0.5)

Net cash provided by (used in) investing activities	69.2	(33.5)

Net cash provided by (used in) financing activities	(59.5)	38.5

Net increase in cash and cash equivalents	1.8	4.5

Cash and cash equivalents at the beginning of year	0.7	2.5

Cash and cash equivalents at the end of year	2.5	7.0